Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2011	€ (1,172)	€ 1,784	€ 39,784	€ (3,590)	€ (28,093)	€ 8,714
Beginning Balance (Shares) at Dec. 31, 2011						13,345,004
Net income (loss)					(5,880)	(5,880)
Translation adjustment				(200)		(200)
Warrants and stock options granted			838			838
Capital increase		639	5,443			6,082
Capital increase (Shares)						4,912,269
Ending Balance at Jun. 30, 2012	€ (1,172)	€ 2,423	€ 46,065	€ (3,790)	€ (33,973)	€ 9,553
Ending Balance (Shares) at Jun. 30, 2012						18,257,273